BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION
BASIS OF PREPARATION

2.          BASIS OF PREPARATION

(a)          Statement of compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

(b)          Basis of measurement

The Company's consolidated financial statements have been prepared on the historical cost basis except as explained in the accounting policies set out in Note 3.

(c)          Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, Neovasc Medical Inc., Neovasc Tiara Inc., Neovasc (US) Inc., Neovasc Medical Ltd., B-Balloon Ltd. (which is in the process of being voluntarily liquidated) and Neovasc GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

(d)          Presentation of financial statements

The Company has elected to present the 'Statement of Comprehensive Income' in a single statement.

(e)          Use of estimates and management judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of estimates relate to the determination of the net realizable value of inventory (obsolescence provisions), allowance for doubtful accounts receivable, impairment of non-financial assets, useful lives of depreciable assets and expected life, and volatility and forfeiture rates for share-based payments.

Inventories

The Company estimates the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices.

Allowance for doubtful accounts receivable

The Company provides for bad debts by setting aside accounts receivable past due more than 121 days unless circumstances suggest collectability is assured. Actual collectability of customer balances can vary from the Company's estimation.

Impairment of long-lived assets

In assessing impairment, the Company estimates the recoverable amount of each asset or cash generating unit based on expected future cash flows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate.

Useful lives of depreciable assets

The Company reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected utilization of the assets.

Share-based payment

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and forfeiture rates and making assumptions about them.

Determination of functional currency

The Company determines its functional currency based on the primary economic environment in which it operates. IAS 21 The Effects of Changes in Foreign Exchange Rates outlines a number of factors to apply in determining the functional currency, which is subject to significant judgment by management. Management uses a number of factors to determine the primary economic environment in which the Company operates; it is normally the one in which it primarily generates and expends cash.

Determination of presentation currency

The Company has elected to adopt the United States dollar as its presentation currency, to improve comparability of its financial information with other publicly traded businesses in the life sciences industry.

Deferred tax assets

Deferred tax assets are recognized in respect of tax losses and other temporary differences to the extent probable that there will be taxable income available against which the losses can be utilized. Judgment is required to determine the amount of deferred tax assets that can be recognized based on estimates of future taxable income.

Contingent Liabilities

Contingent liabilities are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs.

Accounting for financing and determination of fair value of derivative liabilities

The determination of the accounting treatment for the financing transactions completed in November 2017 is an area of significant management judgment. In particular, this involved the determination of whether the warrants issued and the conversion feature associated with the convertible note should be classified as equity or as derivative liabilities. The difference between the transaction amount and the fair value of the instruments issued in connection with the financing gives rise to a loss which has been deferred as the fair values were not determined using only observable market inputs. The manner in which the deferred loss will be recognized within income involves management judgment.

The warrants and convertible notes will be measured at fair value through profit and loss at each period end. The calculations of the fair value of these instruments involves the use of a number of estimates and a complex valuation model. The carrying amounts of these liabilities may change significantly as a result of changes to these estimates. Details of the estimates used as at December 31, 2017 are disclosed in Note 15.